Income tax - Major Components of Income Tax (Expense) Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax:
Current income tax expense	$ (3,135)	$ (10,892)	$ (3,250)
Adjustments in respect of income tax of previous years	5,006	(2,282)	1,724
Total current tax	1,871	(13,174)	(1,526)
Deferred tax:
Relating to origination and reversal of temporary differences	(5,570)	4,279	6,353
Total deferred tax	(5,570)	4,279	6,353
Income tax (expense)/benefit reported in the consolidated statement of operations	$ (3,699)	$ (8,895)	$ 4,827